Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (361,016)	$ 3,032,577	$ 3,067,290
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Amortization expenses	20,116	20,442	21,511
Depreciation expenses	460,494	449,678	411,868
Allowance for inventory provision	210,377	231,715	192,195
(Reversal of) Allowance for expected credit loss	(27,137)	714,384	568,977
Fair value changes of investment in equity securities	398,654
Expensed deferred IPO cost	137,596
(Gain) Loss on disposal of property, plant and equipment	(9,962)	13,926
Deferred tax expenses	(265,469)	(186,300)	50,215
Changes in operating assets and liabilities:
Inventories	1,158,627	(1,636,282)	(2,166,583)
Contract assets current and non-current	2,419,355	(596,041)	(1,029,586)
Accounts receivable	2,959,961	(1,017,999)	(6,746,703)
Notes receivable	1,587,449	301,548	(1,734,934)
Prepayments and other current assets	(78,716)	350,977	(443,793)
Advance to suppliers	(24,753)	83,048
Refundable liabilities	(923,120)	1,624,975	640,593
Accounts, other payables, accruals and income taxes payable	(1,926,096)	(44,503)	5,932,056
Notes payable	(138,971)	141,225
Contract liabilities	(2,147)	2,005	(177,163)
Other long-term assets	(137,651)	(152,523)	411,320
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	5,457,591	3,332,852	(1,002,737)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds (payments) from investment in equity security	(1,769,528)	(1,360)	4,404
Purchase of property, plant and equipment	(1,078,271)	(1,758,567)	(460,378)
Proceeds from disposal of property, plant and equipment	26,446	661	24,650
NET CASH USED IN INVESTING ACTIVITES	(2,821,353)	(1,759,266)	(431,324)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of deferred costs related to initial public offering	(20,026)	(633,891)
Dividends paid	(3,377,564)	(630,785)
Advance from related parties	215,995	25,486
Repayments to related parties	(25,487)	(17,192)	(205,392)
Proceeds from bank loans	14,529,278	12,903,494	11,375,854
Repayments on bank loans	(13,907,349)	(8,939,750)	(10,646,376)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITES	(2,585,153)	2,707,362	524,086
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(113,839)	(165,164)	(423,604)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(62,754)	4,115,784	(1,333,579)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	8,395,926	4,280,142	5,613,721
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	8,333,172	8,395,926	4,280,142
Supplemental Disclosure of Cash Flow Information
Cash received from interest	23,461	48,765	1,573
Cash paid for interests	530,185	455,457	339,164
Cash paid for income tax	557,354	954,109	703,035
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same amounts shown in the Consolidated Statements of Cash Flows:
Cash and cash equivalents	8,132,655	8,082,691	4,118,607
Restricted cash	200,517	313,235	161,535
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$ 8,333,172	$ 8,395,926	$ 4,280,142